INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of intangible assets

Amounts in $ ‘000	RUCONEST® for HAE (EU)	RUCONEST® licenses	Joenja® license	KL1333 license	Goodwill	Software	Total
At cost	581	69,709	24,447	—	—	4,772	99,509
Accumulated amortization	(581)	(24,437)	(1,326)	—	—	(1,898)	(28,242)
Carrying value at January 1, 2024	—	45,272	23,121	—	—	2,874	71,267

Amortization charges	—	(3,686)	(1,735)	—	—	(852)	(6,273)
Assets acquired	—	—	—	—	—	6	6
Divestments - cost	(570)	—	—	—	—	—	(570)
Divestment - accumulated amortization	570	—	—	—	—	—	570
Currency translation - cost	(11)	(4,131)	(1,449)	—	—	(283)	(5,874)
Currency translation - amortization	11	1,603	151	—	—	148	1,913
Movement 2024	—	(6,214)	(3,033)	—	—	(981)	(10,228)

At cost	—	65,578	22,998	—	—	4,495	93,071
Accumulated amortization	—	(26,520)	(2,910)	—	—	(2,602)	(32,032)
Carrying value at December 31, 2024	—	39,058	20,088	—	—	1,893	61,039

Amortization charges	—	(3,839)	(1,809)	—	—	(893)	(6,541)
Assets acquired	—	—	—	61,114	2,903	87	64,104
Currency translation - cost	—	8,636	3,029	8,745	416	592	21,418
Currency translation - amortization	—	(3,647)	(456)	—	—	(379)	(4,482)
Movement 2025	—	1,150	764	69,859	3,319	(593)	74,499

At cost	—	74,214	26,027	69,859	3,319	5,174	178,593
Accumulated amortization	—	(34,006)	(5,175)	—	—	(3,874)	(43,055)
Carrying value at December 31, 2025	—	40,208	20,852	69,859	3,319	1,300	135,538